SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (NO. 33-73824)

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 104

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-8274

Amendment No. 107

MASSMUTUAL SELECT FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

100 Bright Meadow Blvd. , Enfield, CT 06082-1981

(860) 562-1000

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Vice President, Secretary, and Chief Legal Officer

MassMutual Select Funds

100 Bright Meadow Blvd.

Enfield, CT 06082-1981

Copy to:

Timothy W. Dggins, Esq.

Ropes & Gray LLP

The Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing become effective on February 20, 2019 pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 104 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Town of Enfield and the State of Connecticut as of the 20th day of February, 2019.

MASSMUTUAL SELECT FUNDS

By:	/s/ ERIC WIETSMA
Eric Wietsma
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 104 to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 20th day of February, 2019.

Signature	Title

/s/ ERIC WIETSMA	President and Chief Executive Officer
Eric Wietsma	(Principal Executive Officer)

/s/ RENEE HITCHCOCK	Chief Financial Officer and Treasurer
Renee Hitchcock	(Principal Financial Officer)

*	Chairperson and Trustee
R. Alan Hunter, Jr.

*	Trustee
Allan W. Blair

*	Trustee
Nabil N. El-Hage

*	Trustee
Maria D. Furman

*	Trustee
Teresa A. Hassara

*	Trustee
Robert E. Joyal

*	Trustee
C. Ann Merrifield

*	Trustee
Susan B. Sweeney

*By:	/s/ ANDREW M. GOLDBERG
Andrew M. Goldberg
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase